WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 57.6%
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 0.8%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	200,000	$217,000	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,780,000	2,846,025	(a)

Total Diversified Telecommunication Services				3,063,025

Entertainment - 1.9%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,730,000	1,856,273	(a)
AMC Entertainment Holdings Inc., Secured Notes (5.000% Cash and 6.000% PIK or 10.000% Cash or 12.000% PIK)	12.000%	6/15/26	1,000,000	996,540	(a)(b)
Banijay Entertainment SASU, Senior Secured Notes	5.375%	3/1/25	2,000,000	2,060,000	(a)
Cinemark USA Inc., Senior Notes	5.875%	3/15/26	1,080,000	1,084,050	(a)
Netflix Inc., Senior Notes	4.375%	11/15/26	1,290,000	1,436,737

Total Entertainment				7,433,600

Interactive Media & Services - 0.5%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	370,000	386,188	(a)
Photo Holdings Merger Sub Inc., Senior Secured Notes	8.500%	10/1/26	1,450,000	1,524,421	(a)

Total Interactive Media & Services				1,910,609

Media - 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.500%	5/1/26	1,376,000	1,423,128	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,230,000	2,377,737
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,075,000	1,195,938
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	1,070,000	1,159,613	(a)
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	600,000	630,624	(a)

Total Media				6,787,040

Wireless Telecommunication Services - 1.7%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	450,000	569,560
Sprint Corp., Senior Notes	7.875%	9/15/23	2,160,000	2,397,600
Sprint Corp., Senior Notes	7.125%	6/15/24	2,000,000	2,262,500
T-Mobile USA Inc., Senior Notes	2.625%	4/15/26	1,670,000	1,697,355

Total Wireless Telecommunication Services				6,927,015

TOTAL COMMUNICATION SERVICES				26,121,289

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	1

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.1%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	550,000	$565,813

Automobiles - 2.2%
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,390,000	1,673,213
Ford Motor Credit Co. LLC, Senior Notes	3.096%	5/4/23	1,300,000	1,322,750
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	840,000	912,450
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	3,300,000	3,300,297
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,220,000	1,273,948	(a)

Total Automobiles				8,482,658

Distributors - 0.6%
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	2,044,216	2,348,528	(a)(b)

Diversified Consumer Services - 1.0%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	1,500,000	1,516,875	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,268,000	2,428,801	(a)

Total Diversified Consumer Services				3,945,676

Hotels, Restaurants & Leisure - 7.1%
Caesars Entertainment Inc., Senior Secured Notes	6.250%	7/1/25	1,380,000	1,453,278	(a)
Carnival Corp., Secured Notes	10.500%	2/1/26	2,380,000	2,768,535	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	890,000	942,559	(a)
Melco Resorts Finance Ltd., Senior Notes	5.250%	4/26/26	1,565,000	1,552,308	(a)
MGM Resorts International, Senior Notes	5.500%	4/15/27	1,730,000	1,866,237
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	520,000	490,100	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	540,000	542,025	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	2,190,000	2,586,127	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	2,020,000	2,323,101	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	2,120,000	2,059,050	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	1,220,000	1,244,400	(a)
Sands China Ltd., Senior Notes	3.800%	1/8/26	400,000	402,946
Scientific Games International Inc., Senior Notes	8.250%	3/15/26	1,740,000	1,846,575	(a)
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	780,000	785,191	(a)

See Notes to Schedule of Investments.

2	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	540,000	$535,583	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,660,000	1,654,248	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	2,480,000	2,842,700	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	1,200,000	1,136,292	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	960,000	1,011,408	(a)

Total Hotels, Restaurants & Leisure				28,042,663

Specialty Retail - 1.7%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	440,000	469,150	(a)
Bath & Body Works Inc., Senior Notes	9.375%	7/1/25	630,000	781,987	(a)
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	1,500,000	1,618,875
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	1,180,000	1,180,295	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	500,000	505,650	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	540,000	567,837	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	1,140,000	1,167,457	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000	270,493	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes	4.750%	2/15/28	250,000	257,188	(a)

Total Specialty Retail				6,818,932

TOTAL CONSUMER DISCRETIONARY				50,204,270

CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,130,000	1,129,740	(a)

ENERGY - 9.4%
Energy Equipment & Services - 0.2%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	920,000	934,950	(a)

Oil, Gas & Consumable Fuels - 9.2%
Apache Corp., Senior Notes	4.875%	11/15/27	570,000	619,174
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	2,437,000	2,476,272	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	1,440,000	1,549,800	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	300,000	311,349	(a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	830,000	864,251	(a)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	300,000	313,125	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	3

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	196,000		$203,595	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,230,000		1,343,775
DCP Midstream Operating LP, Senior Notes	5.375%	7/15/25	810,000		896,063
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	6.625%	7/15/25	580,000		612,357	(a)
EQM Midstream Partners LP, Senior Notes	4.000%	8/1/24	400,000		415,500
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	440,000		477,950	(a)
EQM Midstream Partners LP, Senior Notes	4.125%	12/1/26	1,270,000		1,308,157
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	390,000		434,386	(a)
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	240,000		264,643
EQT Corp., Senior Notes	6.625%	2/1/25	810,000		912,263
EQT Corp., Senior Notes	3.125%	5/15/26	720,000		726,322	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	1,360,000		1,356,600
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,350,000		1,419,187	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	1,240,000		1,335,077	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	2,780,000		2,943,325	(a)
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	870,000		961,350
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,050,000		1,072,669
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	3,670,000		3,720,518
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	130,000		130,163
PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes	9.250%	5/15/25	380,000		369,430	(a)
Penn Virginia Escrow LLC, Senior Notes	9.250%	8/15/26	2,360,000		2,463,250	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	300,000		328,275
Range Resources Corp., Senior Notes	5.000%	3/15/23	441,000		453,868
Range Resources Corp., Senior Notes	9.250%	2/1/26	870,000		940,687
Southwestern Energy Co., Senior Notes	4.100%	3/15/22	1,700,000		1,703,043
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	600,000		603,972	(a)(c)
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	970,000	CAD	734,789	(a)
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	1,890,000		1,982,137
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	100,000		105,460

Total Oil, Gas & Consumable Fuels					36,352,782

TOTAL ENERGY					37,287,732

See Notes to Schedule of Investments.

4	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 6.1%
Banks - 0.5%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	690,000	$773,297	(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	550,000	613,594	(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	610,000	732,261	(a)(d)(e)

Total Banks				2,119,152

Capital Markets - 1.3%
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	2,340,000	2,261,025	(a)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	600,000	654,750	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	200,000	221,998	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	210,000	223,755	(a)(d)(e)
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	490,000	521,237	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,130,000	1,222,598	(a)(d)(e)

Total Capital Markets				5,105,363

Consumer Finance - 0.3%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	1,180,000	1,225,725	(a)

Diversified Financial Services - 1.4%
Alliance Data Systems Corp., Senior Notes	4.750%	12/15/24	1,500,000	1,536,364	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,501,020	2,431,979	(a)(b)
LD Holdings Group LLC, Senior Notes	6.500%	11/1/25	1,000,000	981,785	(a)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	690,000	633,424	(a)

Total Diversified Financial Services				5,583,552

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	5

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.3%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	1,146,062	$1,215,479	(a)(b)

Mortgage Real Estate Investment Trusts (REITs) - 1.2%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	1,010,000	992,527	(a)(c)(f)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	870,000	875,568	(a)
Starwood Property Trust Inc., Senior Notes	5.500%	11/1/23	560,000	588,700	(a)
Starwood Property Trust Inc., Senior Notes	3.625%	7/15/26	2,090,000	2,092,707	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				4,549,502

Thrifts & Mortgage Finance - 1.1%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,190,000	1,368,762	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	2,980,000	2,963,237	(a)

Total Thrifts & Mortgage Finance				4,331,999

TOTAL FINANCIALS				24,130,772

HEALTH CARE - 5.2%
Health Care Providers & Services - 3.2%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	1,310,000	1,253,087	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	6.625%	2/15/25	1,000,000	1,041,250	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,940,000	2,049,125	(a)
HCA Inc., Senior Notes	5.625%	9/1/28	1,940,000	2,276,066
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Senior Notes	9.750%	12/1/26	780,000	823,875	(a)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	1,090,000	1,158,125	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.875%	1/1/26	500,000	513,125	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.625%	6/15/28	1,980,000	2,054,250	(a)
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	1,450,000	1,505,789	(a)

Total Health Care Providers & Services				12,674,692

Pharmaceuticals - 2.0%
AdaptHealth LLC, Senior Notes	6.125%	8/1/28	1,500,000	1,590,000	(a)
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	2,050,000	2,180,688	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,110,000	1,165,855	(a)

See Notes to Schedule of Investments.

6	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,000,000	$1,017,320	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	860,000	924,233
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,000,000	943,750

Total Pharmaceuticals				7,821,846

TOTAL HEALTH CARE				20,496,538

INDUSTRIALS - 8.5%
Aerospace & Defense - 0.2%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	600,000	639,000	(a)

Air Freight & Logistics - 0.3%
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	900,000	949,230	(a)

Airlines - 3.5%
American Airlines Inc., Senior Secured Notes	11.750%	7/15/25	2,190,000	2,715,600	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	1,990,000	2,089,998	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	560,000	572,205
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	860,000	1,011,747
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	2,370,000	2,491,462	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	930,000	1,013,337	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	984,000	1,102,658	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	440,000	449,130
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	1,960,000	2,030,011	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	466,960	494,176

Total Airlines				13,970,324

Commercial Services & Supplies - 2.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,280,000	1,346,406	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,140,000	1,131,108	(a)
CoreCivic Inc., Senior Notes	4.625%	5/1/23	280,000	285,250
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,940,000	1,986,172

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	7

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Commercial Services & Supplies - (continued)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	280,000		$292,950	(a)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	2,330,000		2,367,863	(a)
RR Donnelley & Sons Co., Senior Secured Notes	6.125%	11/1/26	1,680,000		1,799,700	(a)

Total Commercial Services & Supplies					9,209,449

Construction & Engineering - 0.6%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	1,150,000		1,205,487	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	1,160,000		1,202,050	(a)

Total Construction & Engineering					2,407,537

Machinery - 0.6%
Granite US Holdings Corp., Senior Notes	11.000%	10/1/27	1,500,000		1,644,907	(a)
TK Elevator US Newco Inc., Senior Secured Notes	5.250%	7/15/27	830,000		845,812	(a)

Total Machinery					2,490,719

Trading Companies & Distributors - 1.0%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	1,680,000		1,722,361	(a)
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	2,550,000	CAD	2,060,440	(a)

Total Trading Companies & Distributors					3,782,801

TOTAL INDUSTRIALS					33,449,060

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.3%
CommScope Inc., Senior Notes	8.250%	3/1/27	850,000		867,298	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	356,000		353,015	(a)

Total Communications Equipment					1,220,313

IT Services - 0.4%
CDW LLC/CDW Finance Corp., Senior Notes	4.125%	5/1/25	400,000		412,000
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	1,300,000		1,348,750	(a)

Total IT Services					1,760,750

Semiconductors & Semiconductor Equipment - 0.1%
Entegris Inc., Senior Notes	3.625%	5/1/29	220,000		221,925	(a)

Software - 0.5%
Consensus Cloud Solutions Inc., Senior Notes	6.000%	10/15/26	1,800,000		1,842,750	(a)

See Notes to Schedule of Investments.

8	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 0.4%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	320,000	$328,281	(a)(c)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	1,190,000	1,248,012	(a)

Total Technology Hardware, Storage & Peripherals				1,576,293

TOTAL INFORMATION TECHNOLOGY				6,622,031

MATERIALS - 3.4%
Chemicals - 0.2%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash)	10.000%	8/15/26	130,049	135,544	(a)(b)
Kraton Polymers LLC/Kraton Polymers Capital Corp., Senior Notes	4.250%	12/15/25	820,000	848,700	(a)

Total Chemicals				984,244

Construction Materials - 0.2%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	660,000	692,175	(a)

Containers & Packaging - 1.1%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,000,000	1,048,750	(a)(b)
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Secured Notes	3.250%	9/1/28	830,000	813,400	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,150,000	1,148,563	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	1,240,000	1,291,150	(a)

Total Containers & Packaging				4,301,863

Metals & Mining - 1.6%
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	790,000	802,837	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	500,000	518,125	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,800,000	2,992,500	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	1,500,000	1,623,780
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	420,000	419,475	(a)

Total Metals & Mining				6,356,717

Paper & Forest Products - 0.3%
Mercer International Inc., Senior Notes	5.125%	2/1/29	430,000	428,052
Resolute Forest Products Inc., Senior Notes	4.875%	3/1/26	860,000	876,125	(a)

Total Paper & Forest Products				1,304,177

TOTAL MATERIALS				13,639,176

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	9

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	740,000	$804,750
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	430,000	428,241
GEO Group Inc., Senior Notes	5.125%	4/1/23	2,250,000	2,174,310
GEO Group Inc., Senior Notes	5.875%	10/15/24	510,000	462,272
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	1,480,000	1,563,061
iStar Inc., Senior Notes	4.250%	8/1/25	500,000	513,125
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,500,000	1,580,925
RLJ Lodging Trust LP, Senior Secured Notes	3.750%	7/1/26	1,900,000	1,921,441	(a)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	850,000	874,438	(a)

Total Equity Real Estate Investment Trusts (REITs)				10,322,563

Real Estate Management & Development - 1.0%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,800,000	1,875,150	(a)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	1,010,000	1,011,257	(a)
Realogy Group LLC/Realogy Co-Issuer Corp., Secured Notes	7.625%	6/15/25	1,110,000	1,187,367	(a)

Total Real Estate Management & Development				4,073,774

TOTAL REAL ESTATE				14,396,337

UTILITIES - 0.1%
Electric Utilities - 0.1%
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	120,000	113,618	(a)
Talen Energy Supply LLC, Senior Secured Notes	7.625%	6/1/28	170,000	162,655	(a)

TOTAL UTILITIES				276,273

TOTAL CORPORATE BONDS & NOTES (Cost - $220,349,392)				227,753,218

SENIOR LOANS - 28.4%
COMMUNICATION SERVICES - 1.6%
Interactive Media & Services - 0.2%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	905,450	900,312	(e)(g)(h)

Media - 1.4%
Applovin Corp., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.337%	8/15/25	1,286,917	1,284,324	(e)(g)(h)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.585%	11/18/24	692,907	689,335	(e)(g)(h)

See Notes to Schedule of Investments.

10	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
EW Scripps Co., Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.750% + 2.563%)	3.313%	5/1/26	1,462,650	$1,460,822	(e)(g)(h)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.087%	5/1/26	1,234,588	1,226,871	(e)(g)(h)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	3.587%	12/17/26	694,501	692,723	(e)(g)(h)

Total Media				5,354,075

TOTAL COMMUNICATION SERVICES				6,254,387

CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.9%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	3.337%	4/30/26	769,139	765,451	(e)(g)(h)
First Brands Group LLC, 2021 First Lien Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.000%)	6.000%	3/30/27	2,069,600	2,092,366	(e)(g)(h)
Truck Hero Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	1/31/28	606,950	605,053	(e)(g)(h)

Total Auto Components				3,462,870

Diversified Consumer Services - 0.6%
Adtalem Global Education Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	8/12/28	1,460,000	1,465,249	(e)(g)(h)
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	761,933	761,544	(e)(g)(h)
TruGreen LP, Second Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 8.500%)	9.250%	11/2/28	210,000	213,675	(e)(g)(h)(i)

Total Diversified Consumer Services				2,440,468

Hotels, Restaurants & Leisure - 1.9%
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	3.587%	7/21/25	881,100	883,091	(e)(g)(h)
Carnival Corp., New Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	6/30/25	2,169,018	2,169,029	(e)(g)(h)
Equinox Holdings Inc., Term Loan B2 (the greater of 3 mo. USD LIBOR or 1.000% + 9.000%)	10.000%	3/8/24	671,500	675,697	(e)(g)(h)
Hornblower Sub LLC, Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.500% PIK)	5.500%	4/27/25	2,380,000	2,263,380	(b)(e)(g)(h)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	11

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Pacific Bells LLC, Delayed Draw Term Loan	—	11/10/28	70,000	$69,956	(i)(j)
Pacific Bells LLC, Initial Term Loan	—	11/10/28	1,320,000	1,319,175	(i)(j)

Total Hotels, Restaurants & Leisure				7,380,328

Internet & Direct Marketing Retail - 0.2%
CNT Holdings I Corp., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/8/27	985,050	987,862	(e)(g)(h)

Leisure Products - 0.6%
Hayward Industries Inc., First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	5/30/28	2,463,825	2,460,240	(e)(g)(h)

Specialty Retail - 2.5%
Academy Ltd., Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/5/27	656,700	658,999	(e)(g)(h)
Great Outdoors Group LLC, Term Loan B1 (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	3/6/28	595,500	598,230	(e)(g)(h)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	10/19/27	1,089,000	1,086,713	(e)(g)(h)
LS Group OpCo Acquisition LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	11/2/27	942,875	943,761	(e)(g)(h)
Michaels Cos. Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	4/15/28	205,312	205,281	(e)(g)(h)
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/3/28	2,348,200	2,350,302	(e)(g)(h)
PetSmart LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/11/28	897,750	900,075	(e)(g)(h)
Rent-A-Center Inc., Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	2/17/28	1,034,800	1,039,653	(e)(g)(h)
RVR Dealership Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	2/8/28	875,600	875,600	(e)(g)(h)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	6.087%	6/19/26	1,223,271	1,221,742	(e)(g)(h)

Total Specialty Retail				9,880,356

TOTAL CONSUMER DISCRETIONARY				26,612,124

See Notes to Schedule of Investments.

12	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. USD LIBOR + 2.000%)	2.087%	8/4/28	2,560,000	$2,547,430	(e)(g)(h)

FINANCIALS - 2.2%
Capital Markets - 0.9%
Cardinal Parent Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	11/12/27	649,984	650,549	(e)(g)(h)
Cowen Inc., Initial Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/24/28	2,173,575	2,184,443	(e)(g)(h)(i)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.087%	7/3/24	645,000	642,333	(e)(g)(h)

Total Capital Markets				3,477,325

Diversified Financial Services - 0.5%
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 6.750%)	7.500%	4/7/28	340,000	350,839	(e)(g)(h)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	2.837%	1/26/28	1,092,189	1,082,125	(e)(g)(h)
UFC Holdings LLC, Term Loan B3 (the greater of 6 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	4/29/26	388,471	386,744	(e)(g)(h)

Total Diversified Financial Services				1,819,708

Insurance - 0.8%
Acrisure LLC, 2020 Term Loan B (3 mo. USD LIBOR + 3.500%)	3.632%	2/15/27	807,700	798,412	(e)(g)(h)
AmeriLife Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	4.084%	3/18/27	592,593	592,668	(e)(g)(h)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	3.337%	7/31/27	875,600	868,122	(e)(g)(h)
Baldwin Risk Partners LLC, Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	10/14/27	1,091,764	1,092,675	(e)(g)(h)

Total Insurance				3,351,877

TOTAL FINANCIALS				8,648,910

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	13

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 6.3%
Health Care Equipment & Supplies - 1.2%
Insulet Corp., Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	4/28/28	1,845,375	$1,850,570	(e)(g)(h)
Medline Borrower LP, Initial Dollar Term Loan	—	10/23/28	2,950,000	2,955,531	(j)

Total Health Care Equipment & Supplies				4,806,101

Health Care Providers & Services - 3.5%
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	3.882%	2/18/27	1,686,854	1,678,850	(e)(g)(h)
EyeCare Partners LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.250%)	8.382%	2/4/28	1,000,000	995,255	(e)(g)(h)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.837%	11/16/25	493,499	492,907	(e)(g)(h)
Maravai Intermediate Holdings LLC, Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/19/27	509,133	510,885	(e)(g)(h)
Medical Solutions Holdings Inc., First Lien Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	6/14/24	1,558,200	1,562,741	(e)(g)(h)
One Call Corp., First Lien Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 5.500%)	6.250%	4/22/27	2,194,500	2,215,073	(e)(g)(h)
Option Care Health Inc., Term Loan B	—	10/27/28	1,460,000	1,459,693	(j)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/11/26	820,000	817,778	(e)(g)(h)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.125%	6/26/26	1,929,875	1,919,744	(e)(g)(h)
WP CityMD Bidco LLC, Refinancing Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	8/13/26	1,970,159	1,978,226	(e)(g)(h)

Total Health Care Providers & Services				13,631,152

Health Care Technology - 0.1%
AthenaHealth Inc., Additional Term Loan B1 (3 mo. USD LIBOR + 4.250%)	4.377%	2/11/26	527,897	530,207	(e)(g)(h)

Life Sciences Tools & Services - 1.2%
ICON Luxembourg Sarl, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	7/3/28	2,188,007	2,190,742	(e)(g)(h)
PPD Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.000%)	2.500%	1/13/28	995,000	994,537	(e)(g)(h)

See Notes to Schedule of Investments.

14	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Life Sciences Tools & Services - (continued)
PRA Health Sciences Inc., Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	7/3/28	545,143	$545,825	(e)(g)(h)
Precision Medicine Group LLC, Initial Delayed Draw Term Loan	—	11/18/27	91,154	91,168	(j)
Precision Medicine Group LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	11/18/27	693,605	693,712	(e)(g)(h)

Total Life Sciences Tools & Services				4,515,984

Pharmaceuticals - 0.3%
Gainwell Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/1/27	992,500	996,152	(e)(g)(h)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	5/5/28	349,125	350,042	(e)(g)(h)

Total Pharmaceuticals				1,346,194

TOTAL HEALTH CARE				24,829,638

INDUSTRIALS - 5.5%
Air Freight & Logistics - 0.4%
WWEX Uni Topco Holdings LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	7/26/28	1,650,000	1,657,046	(e)(g)(h)

Airlines - 2.0%
Air Canada, Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	8/11/28	1,700,000	1,720,187	(e)(g)(h)
American Airlines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.750%)	5.500%	4/20/28	1,320,000	1,376,516	(e)(g)(h)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,790,000	1,908,337	(e)(g)(h)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	810,000	863,715	(e)(g)(h)
United Airlines Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	1,870,600	1,899,660	(e)(g)(h)

Total Airlines				7,768,415

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	15

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.7%
CP Atlas Buyer Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	11/23/27	1,064,650	$1,059,715	(e)(g)(h)
Quikrete Holdings Inc., Term Loan B1	—	2/21/28	1,930,000	1,925,542	(j)

Total Building Products				2,985,257

Commercial Services & Supplies - 2.2%
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.587%	10/1/26	722,000	722,000	(e)(g)(h)
Corecivic Inc., Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	12/18/24	239,220	238,123	(e)(g)(h)
Donlen LLC, Term Loan B (the greater of 1 mo. USD LIBOR or 1.000% + 5.500%)	6.500%	3/30/28	1,000,000	996,300	(e)(f)(g)(h)(i)
LRS Holdings LLC, First Lien Initial Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 4.250%)	4.750%	8/31/28	1,400,000	1,405,250	(e)(g)(h)(i)
Madison IAQ LLC, Initial Term Loan (the greater of 6 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	6/21/28	1,655,850	1,654,467	(e)(g)(h)
PAE Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	10/19/27	863,475	864,287	(e)(g)(h)
Thermostat Purchaser III Inc., Delayed Draw Term Loan	—	8/24/28	500,000	500,938	(i)(j)
Thermostat Purchaser III Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	8/24/28	2,150,000	2,154,031	(e)(g)(h)(i)

Total Commercial Services & Supplies				8,535,396

Machinery - 0.2%
Clark Equipment Co., Third Amendment Incremental Term Loan (3 mo. USD LIBOR + 2.250%)	2.382%	5/18/24	895,500	895,500	(e)(g)(h)

TOTAL INDUSTRIALS				21,841,614

INFORMATION TECHNOLOGY - 4.2%
Communications Equipment - 0.6%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.337%	4/6/26	1,313,200	1,297,816	(e)(g)(h)
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	4.337%	11/29/25	1,293,833	1,241,963	(e)(g)(h)

Total Communications Equipment				2,539,779

See Notes to Schedule of Investments.

16	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
IT Services - 0.5%
Redstone Holdco 2 LP, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.750%)	5.500%	4/27/28	900,000	$867,375	(e)(g)(h)
Redstone Holdco 2 LP, Second Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 7.750%)	8.500%	4/27/29	1,100,000	1,065,625	(e)(g)(h)

Total IT Services				1,933,000

Software - 3.0%
Cloudera Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	10/8/28	2,520,000	2,519,219	(e)(g)(h)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.087%	10/16/26	1,841,950	1,845,293	(e)(g)(h)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.000%)	7.087%	2/19/29	1,450,000	1,467,088	(e)(g)(h)
Magenta Buyer LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	7/27/28	550,000	546,906	(e)(g)(h)
Magenta Buyer LLC, Second Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 8.250%)	9.000%	7/27/29	2,090,000	2,077,805	(e)(g)(h)
Particle Investments Sarl, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 5.250%)	5.750%	2/18/27	844,699	846,811	(e)(g)(h)
Peraton Corp., First Lien Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/1/28	756,200	758,975	(e)(g)(h)
Surf Holdings Sarl, Senior Secured First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.500%)	3.616%	3/5/27	503,627	501,195	(e)(g)(h)
Symplr Software Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	12/22/27	1,273,600	1,279,650	(e)(g)(h)

Total Software				11,842,942

Technology Hardware, Storage & Peripherals - 0.1%
Vericast Corp., 2021 Extended Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 7.750%)	8.750%	6/16/26	266,148	245,964	(e)(g)(h)

TOTAL INFORMATION TECHNOLOGY				16,561,685

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	17

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 1.0%
Chemicals - 0.4%
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	1,546,125	$1,547,733	(e)(g)(h)

Containers & Packaging - 0.2%
Graham Packaging Co. Inc., New Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	8/4/27	809,053	808,180	(e)(g)(h)

Metals & Mining - 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	803,086	807,173	(b)(f)(g)(h)(i)

Paper & Forest Products - 0.2%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.837%	9/7/27	990,000	986,629	(e)(g)(h)

TOTAL MATERIALS				4,149,715

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Claros Mortgage Trust Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 5.000%)	6.000%	8/9/26	1,049,293	1,051,260	(e)(g)(h)(i)

TOTAL SENIOR LOANS (Cost - $111,512,555)				112,496,763

ASSET-BACKED SECURITIES - 5.7%
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	5.932%	4/17/29	900,000	885,522	(a)(e)
Ameriquest Mortgage Securities Inc., 2002-C M1 (1 mo. USD LIBOR + 3.375%)	3.464%	11/25/32	1,179,139	1,203,284	(e)
Ares XXXVII CLO Ltd., 2015-4A CR (3 mo. USD LIBOR + 2.650%)	2.774%	10/15/30	1,050,000	1,040,632	(a)(e)
BlueMountain CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.200%)	5.322%	7/18/27	750,000	742,723	(a)(e)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	7.921%	8/20/32	700,000	703,360	(a)(e)
BlueMountain CLO XXXI Ltd., 2021-31A E (3 mo. USD LIBOR + 6.530%)	6.654%	4/19/34	160,000	160,023	(a)(e)
Canyon Capital CLO Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.350%)	6.474%	7/15/34	530,000	527,498	(a)(e)
Cathedral Lake VI Ltd., 2021-6A E (3 mo. USD LIBOR + 7.210%)	7.334%	4/25/34	250,000	250,033	(a)(e)

See Notes to Schedule of Investments.

18	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	5.522%	4/17/30	750,000	$737,587	(a)(e)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	5.782%	7/20/28	1,500,000	1,502,178	(a)(e)
Goldentree Loan Management US CLO 6 Ltd., 2019-6A E (3 mo. USD LIBOR + 5.220%)	5.352%	1/20/33	450,000	435,969	(a)(e)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	2.624%	4/15/31	700,000	684,121	(a)(e)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.074%	4/15/31	480,000	466,506	(a)(e)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. USD LIBOR + 0.540%)	0.629%	3/25/36	1,977,962	1,266,974	(e)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	7.832%	1/20/33	920,000	923,927	(a)(e)
Harriman Park CLO Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.400%)	6.532%	4/20/34	500,000	500,761	(a)(e)
Magnetite VII Ltd., 2012-7A DR2 (3 mo. USD LIBOR + 4.500%)	4.624%	1/15/28	1,250,000	1,228,864	(a)(e)
Magnetite XII Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%)	5.804%	10/15/31	290,000	287,090	(a)(e)
Midocean Credit CLO VII, 2017-7A D (3 mo. USD LIBOR + 3.880%)	4.004%	7/15/29	500,000	499,683	(a)(e)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	2.782%	1/20/31	600,000	576,512	(a)(e)
Mountain View CLO IX Ltd., 2015-9A CR (3 mo. USD LIBOR + 3.120%)	3.244%	7/15/31	690,000	665,896	(a)(e)
Ocean Trails CLO V, 2014-5A DRR (3 mo. USD LIBOR + 3.450%)	3.572%	10/13/31	510,000	489,673	(a)(e)
Ocean Trails CLO VI, 2016-6A DRR (3 mo. USD LIBOR + 3.600%)	3.724%	7/15/28	370,000	371,598	(a)(e)
OZLM XVI Ltd., 2017-16A C (3 mo. USD LIBOR + 3.550%)	3.675%	5/16/30	250,000	247,414	(a)(e)
Pulsar Funding I LLC, 2019-1A C (3 mo. USD LIBOR + 4.800%)	4.932%	1/20/33	500,000	504,423	(a)(e)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	3.375%	6/22/30	1,140,000	1,095,811	(a)(e)
Sculptor CLO XXVI Ltd., 26A E (3 mo. USD LIBOR + 7.250%)	7.382%	7/20/34	520,000	520,640	(a)(e)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.739%	5/25/31	1,525,508	1,458,487	(a)(e)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	19

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. USD LIBOR + 7.050%)	7.174%	4/15/35	900,000	$902,341	(a)(e)
Venture XVII CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	2.944%	4/15/27	700,000	684,472	(a)(e)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	5.864%	4/15/27	650,000	594,664	(a)(e)
Voya CLO Ltd., 2017-3A DR (3 mo. USD LIBOR + 6.950%)	7.082%	4/20/34	300,000	302,799	(a)(e)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	3.774%	10/15/31	250,000	243,787	(a)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $22,936,089)				22,705,252

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 1.6%
iShares 0-5 Year High Yield Corporate Bond ETF (Cost - $6,426,000)			140,000	6,377,000

			FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 1.3%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.0%††
Liberty Latin America Ltd., Senior Notes	2.000%	7/15/24	130,000	130,568

Media - 0.3%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,070,000	1,092,830

TOTAL COMMUNICATION SERVICES				1,223,398

CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
DraftKings Inc., Senior Notes	0.000%	3/15/28	480,000	420,932	(a)

FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Apollo Commercial Real Estate Finance Inc., Senior Notes	4.750%	8/23/22	315,000	317,363
Apollo Commercial Real Estate Finance Inc., Senior Notes	5.375%	10/15/23	770,000	790,212

TOTAL FINANCIALS				1,107,575

HEALTH CARE - 0.2%
Biotechnology - 0.2%
Halozyme Therapeutics Inc., Senior Notes	0.250%	3/1/27	890,000	791,768	(a)

See Notes to Schedule of Investments.

20	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.3%
Airlines - 0.3%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,400,000	$1,266,160

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Alteryx Inc., Senior Notes	0.500%	8/1/24	120,000	113,856
Splunk Inc., Senior Notes	1.125%	6/15/27	290,000	304,319

TOTAL INFORMATION TECHNOLOGY				418,175

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $5,281,519)				5,228,008

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 1.2%
CSMC Trust, 2015-2R 7A2	2.688%	8/27/36	2,268,104	2,019,104	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.389%	1/25/50	290,000	289,507	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	3.099%	1/25/34	770,000	779,922	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1M	4.250%	8/25/59	960,000	1,009,030	(a)(e)
LSTAR Securities Investment Ltd., 2019-4 A1 (1 mo. USD LIBOR + 2.500%)	2.582%	5/1/24	559,027	561,345	(a)(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,604,350)				4,658,908

SOVEREIGN BONDS - 0.2%
Argentina - 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	124,419	45,414
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	1,820,408	625,492
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	953,791	295,447

TOTAL SOVEREIGN BONDS (Cost - $1,579,625)				966,353

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	21

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Targa Resources Corp., Non Voting Shares (Cost - $882,000)	9.500%	840	$912,924

		SHARES/UNITS
COMMON STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Party City Holdco Inc.		23,255	169,064	*

ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)		134,398	15,680	*(f)(i)
KCAD Holdings I Ltd.		282,728,964	0	*(f)(i)(l)

Total Energy Equipment & Services			15,680

Oil, Gas & Consumable Fuels - 0.0%††
Berry Corp.		362	3,479
Permian Production Partners LLC		37,916	3,791	*(i)

Total Oil, Gas & Consumable Fuels			7,270

TOTAL ENERGY			22,950

FINANCIALS - 0.1%
Capital Markets - 0.1%
EG Acquisition Corp., Class A Shares		46,620	450,815	*

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd.		871	0	*(f)(i)(l)

TOTAL COMMON STOCKS (Cost - $10,833,575)			642,829

		SHARES
PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.2%
B Riley Financial Inc. (Cost - $555,625)	6.000%	22,225	580,072

	EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $14,879)	5/28/28	15,540	9,790	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $384,975,609)			382,331,117

See Notes to Schedule of Investments.

22	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $15,271,144)	0.010%	15,271,144	$15,271,144	(m)

TOTAL INVESTMENTS - 100.5% (Cost - $400,246,753)			397,602,261
Liabilities in Excess of Other Assets - (0.5)%			(1,990,983)

TOTAL NET ASSETS - 100.0%			$395,611,278

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	All or a portion of this loan is unfunded as of October 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Value is less than $1.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2021, the total market value of investments in Affiliated Companies was $15,271,144 and the cost was $15,271,144 (Note 2).

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	23

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
ETF	— Exchange-Traded Fund
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At October 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	63,126	USD	73,090	BNP Paribas SA	1/18/22	$36
AUD	809,439	USD	590,547	JPMorgan Chase & Co.	1/18/22	18,498
USD	2,533,292	CAD	3,180,746	Morgan Stanley & Co. Inc.	1/18/22	(37,131)

Total						$(18,597)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
USD	— United States Dollar

At October 31, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Ford Motor Credit Co. LLC, 3.810%, due 1/9/24	$500,000	6/20/23	1.009%	5.000% quarterly	$32,603	$(16,710)	$49,313
Occidental Petroleum Corp., 5.550%, due 3/15/26	1,360,000	6/20/26	1.564%	1.000% quarterly	(33,775)	(57,969)	24,194

Total	$1,860,000				$(1,172)	$(74,679)	$73,507

See Notes to Schedule of Investments.

24	Western Asset Short Duration High Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2021 Quarterly Report	25

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

26

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

27

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$227,753,218	—		$227,753,218
Senior Loans:
Consumer Discretionary	—	25,009,318	$1,602,806		26,612,124
Financials	—	6,464,467	2,184,443		8,648,910
Industrials	—	16,785,095	5,056,519		21,841,614
Materials	—	3,342,542	807,173		4,149,715
Real Estate	—	—	1,051,260		1,051,260
Other Senior Loans	—	50,193,140	—		50,193,140
Asset-Backed Securities	—	22,705,252	—		22,705,252
Investments in Underlying Funds	$6,377,000	—	—		6,377,000
Convertible Bonds & Notes	—	5,228,008	—		5,228,008
Collateralized Mortgage Obligations	—	4,658,908	—		4,658,908
Sovereign Bonds	—	966,353	—		966,353
Convertible Preferred Stocks	—	912,924	—		912,924
Common Stocks:
Energy	3,479	—	19,471		22,950
Materials	—	—	0	*	0	*
Other Common Stocks	619,879	—	—		619,879
Preferred Stocks	580,072	—	—		580,072
Warrants	9,790	—	—		9,790

Total Long-Term Investments	7,590,220	364,019,225	10,721,672		382,331,117

Short-Term Investments†	15,271,144	—	—		15,271,144

Total Investments	$22,861,364	$364,019,225	$10,721,672		$397,602,261

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$18,534	—		$18,534
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	73,507	—		73,507

Total Other Financial Instruments	—	$92,041	—		$92,041

Total	$22,861,364	$364,111,266	$10,721,672		$397,694,302

28

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$37,131	—	$37,131

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2021		Accrued premiums/ discounts	Realized gain (loss)		Change in unrealized appreciation (depreciation)[1]	Purchases
Senior Loans:
Consumer
Discretionary	$890,133		$1,354	$36		$12,580	$1,376,100
Energy	2,550,609		129	0	*	(3,033)	—
Financials	2,179,050		344	26		10,498	—
Industrials	1,000,000		396	—		23,873	4,032,250
Materials	766,163		—	—		16,150	24,860
Real Estate	1,053,285		1,048	61		(457)	—
Common Stocks:
Energy	78,088		—	—		(58,617)	—
Materials	0	*	—	—		—	—

Total	$8,517,328		$3,271	$123		$994	$5,433,210

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[2]	Balance as of October 31, 2021	Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2021[1]
Senior Loans:
Consumer Discretionary	$(1,700)	—	$(675,697)	$1,602,806	$11,361
Energy	(275)	—	(2,547,430)	—	—
Financials	(5,475)	—	—	2,184,443	10,498

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Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[2]	Balance as of October 31, 2021		Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2021[1]
Industrials	—	—	—	$5,056,519		$23,873
Materials	—	—	—	807,173		16,150
Real Estate	$(2,677)	—	—	1,051,260		(457)
Common Stocks:
Energy	—	—	—	19,471		(58,617)
Materials	—	—	—	0	*	—

Total	$(10,127)	—	$(3,223,127)	$10,721,672		$2,808

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended October 31, 2021. The following transactions were effected in such company for the period ended October 31, 2021.

	Affiliate Value at July 31, 2021	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$17,719,125	$44,778,178	44,778,178	$47,226,159	47,226,159	—	$281	—	$15,271,144

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